Note 5 - Acquisitions (Details) - Adjusted Purchased Price (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 13, 2013	Dec. 31, 2014	Dec. 09, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Goodwill		$ 23,550,000		$ 28,007,000	$ 0
Viking Acquisition Group LLC [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Cash		125,000
Common Stock Issued		5,875,000
Notes Payable	15,000,000	9,000,000
Total purchase price	15,000,000	15,000,000
Fair value adjustment		1,637,000
Total adjusted purchase price		13,363,000
Accounts receivable		16,000
Leased mineral rights		20,117,000
Accounts payable		(1,007,000)
Royalties payable		(875,000)
Derivative		(4,052,000)
Asset retirement obligations		(836,000)
Total		13,363,000
Viking Prep Plant LLC [Member] | Promissory Note [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Notes Payable		6,000,000	6,000,000
Viking Prep Plant LLC [Member] | Senior Notes [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Notes Payable		14,000,000	24,000,000
Viking Prep Plant LLC [Member]
Note 5 - Acquisitions (Details) - Adjusted Purchased Price [Line Items]
Common Stock Issued		10,000,000
Total purchase price		30,000,000	30,000,000
Fair value adjustment		1,598,000
Total adjusted purchase price		28,402,000
Accounts receivable		166,000
Property, Plant and Equipment		9,650,000
Goodwill		28,007,000
Accounts payable		(2,076,000)
Derivative		(7,239,000)
Asset retirement obligations		(106,000)
Total		$ 28,402,000